As filed with the Securities and Exchange Commission on April 12, 2010

Securities Act File No. 333-163279

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒	Pre-effective Amendment No. 5
☐	Post-effective Amendment No.

GOLUB CAPITAL BDC LLC

(Exact Name of Registrant as Specified in Charter)

150 South Wacker Drive, Suite 800
Chicago, Illinois 60606

(Address of Principal Executive Offices)

(312) 205-5050

(Registrant’s Telephone Number, Including Area Code)

David B. Golub
Golub Capital BDC LLC
150 South Wacker Drive, Suite 800
Chicago, Illinois 60606

(Name and Address of Agent for Service)

Copies to:

Thomas J. Friedmann David J. Harris Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006 (202) 261-3300	Jay L. Bernstein Andrew S. Epstein Clifford Chance US LLP 31 West 52nd Street New York, NY 10019 (212) 878-8000

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to section 8(c).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Amendment No. 5 to the Registration Statement on Form N-2 of Golub Capital BDC LLC is being filed solely for the purpose of filing exhibits, specifically: (1) Form of Investment Advisory Agreement between Registrant and GC Advisors LLC; (2) Form of Underwriting Agreement; and (3) Form of Custody Agreement.

GOLUB CAPITAL BDC, INC.
PART C
Other Information

Item 25. Financial Statements and Exhibits

(2) Exhibits

(a)(1)	Certificate of Formation(1)
(a)(2)	Form of Certificate of Incorporation(1)
(b)(1)	First Amended and Restated Limited Liability Company Agreement(1)
(b)(2)	Form of Bylaws(1)
(c)	Not applicable
(d)	Form of Stock Certificate(1)
(e)	Dividend Reinvestment Plan(1)
(f)	Not applicable
(g)	Form of Investment Advisory Agreement between Registrant and GC Advisors LLC(3)
(h)	Form of Underwriting Agreement(3)
(i)	Not applicable
(j)	Form of Custody Agreement(3)
(k)(1)	Certificate of Appointment of Transfer Agent(1)
(k)(2)	Form of Administration Agreement between Registrant and GC Service Company, LLC(1)
(k)(3)	Form of Trademark License Agreement between Registrant and Golub Capital Management LLC(1)
(k)(4)	Variable Funding Note Indenture, dated as of July 27, 2007, between Golub Capital Master Funding LLC, as issuer, and U.S. Bank National Association, as indenture trustee, conformed through Amendment No. 2(1)
(k)(5)	Sale and Servicing Agreement, dated as of July 27, 2007, by and among Golub Capital Master Funding LLC, as issuer, Golub Capital Incorporated, as originator and servicer, and U.S. Bank National Association, as indenture trustee and collateral administrator, conformed through Amendment No. 3(1)
(k)(6)	Subscription Agreement between Registrant and GEMS Fund, L.P.(1)
(k)(7)	Form of Subscription Agreement between Registrant and Investors in Concurrent Private Placement(1)
(k)(8)	Power of Attorney of Lawrence E. Golub(1)
(k)(9)	Power of Attorney of Kenneth F. Bernstein(1)
(k)(10)	Omnibus Amendment dated March 15, 2010, by and among Citigroup Global Markets Realty Corp., as deal agent and individual noteholder, Golub Capital Master Funding LLC, as issuer, Golub Capital Incorporated, as originator and servicer, and U.S. Bank National Association, as indenture trustee and collateral administrator(1)
(l)	Opinion and Consent of Dechert LLP, special counsel for Registrant(1)
(m)	Not applicable
(n)(1)	Independent Registered Public Accounting Firm Consent(1)
(n)(2)	Consent of Duff & Phelps, LLC(1)
(n)(3)	Consent of Mercer Capital Management, Inc.(1)
(n)(4)	Consent of Murray, Devine & Co., Inc.(1)
(o)	Not applicable
(p)	Not applicable
(q)	Not applicable
(r)(1)	Code of Ethics of Golub Capital BDC, Inc.(1)
(r)(2)	Code of Ethics of GC Advisors LLC(1)

(1)	Previously filed.
(2)	To be filed by amendment.
(3)	Filed herewith.

C-1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Amendment No. 5 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, in the State of New York, on the 12th day of April 2010.

GOLUB CAPITAL BDC LLC

By:	/s/ David B. Golub Name: David B. Golub Title: Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 5 to the Registration Statement on Form N-2 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ David B. Golub David B. Golub	Chief Executive Officer and Director (Principal Executive Officer)	April 12, 2010
/s/ Sean K. Coleman Sean K. Coleman	Chief Financial Officer (Principal Financial and Accounting Officer)	April 12, 2010
* Lawrence E. Golub	Chairman of the Board of Directors	April 12, 2010
* William M. Webster IV	Director	April 12, 2010
* Kenneth F. Bernstein	Director	April 12, 2010
* Thomas E. Lynch	Director	April 12, 2010
*By: /s/ David B. Golub Name: David B. Golub Title: Attorney-in-fact